Structured entities (Tables)	12 Months Ended
Dec. 31, 2024
Structured entities
Schedule of interest in unconsolidated structured entities

	2024			2023
	Asset-backed	Investment		Asset-backed	Investment
	securitisation	funds and		securitisation	funds and
	vehicles	other	Total	vehicles	other	Total
	£m	£m	£m	£m	£m	£m
Assets
Trading assets	252	216	468	303	311	614
Derivatives	94	—	94	134	—	134
Loans to customers	5,399	1,601	7,000	2,701	999	3,700
Other financial assets	15,744	923	16,667	13,096	1,062	14,158
Total	21,489	2,740	24,229	16,234	2,372	18,606

Liabilities
Derivatives	153	8	161	213	17	230
Total	153	8	161	213	17	230

Off balance sheet
Liquidity facilities/loan commitments	2,134	457	2,591	1,873	396	2,269
Guarantees	—	104	104	—	127	127
Total	2,134	561	2,695	1,873	523	2,396

Maximum exposure	23,470	3,293	26,763	17,894	2,878	20,772